Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities	Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2025	2024
Accrued payroll (1)	$9,026	$12,243
Deferred research and development credits (2)	5,771	7,224
Rebates and customer advances	678	628
Interest payable	1,887	678
Accrued duty, freight and related expenses (3)	12,343	16,459
Royalties	914	1,594
Value added tax payables	23	196
Other accrued expenses and liabilities	4,194	6,937
Accrued expenses and other current liabilities	$34,836	$45,959
(1) As of December 31, 2024, Accrued payroll included $5,919 and other accrued expenses and liabilities included 1,433 of one-time retention payment to certain officers, directors and employees of the Company. These amounts were paid in cash in January 2025.
(2) Deferred research and development credits represent future offsets to research and development expense in the consolidated statements of operations. These credits were generated through the Company's participation in the U.K. Research and Development Expenditure Credit ("RDEC") program.
(3) As of December 31, 2025, accrued duty, freight and related expenses included $580 in purchase commitments to certain of our inventory suppliers. The expectation is that the remaining amount will be settled within the next twelve months. As of December 31, 2024, accrued duty, freight and related expenses included $4,168 in purchase commitments to certain of our inventory suppliers.